Financial risk management - Disclosure of Maximum Credit Risk Exposure (Details) - Credit risk - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 150,001	SFr 188,315
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	63,874	67,309
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	286	295
Accrued income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	276	1,131
Short-term time deposits
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	SFr 85,565	SFr 119,580